UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Tax (benefit) associated with Net Investment Hedges	$ 76,605	$ 1,137
Tax (benefit) associated with gain (loss) on marketable securities	9,976	49
Marketable Securities, Realized Gain (Loss)	$ 1,800	$ 0